Cover	Nov. 04, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2019
Entity File Number	1-11689
Entity Registrant Name	FAIR ISAAC CORPORATION
Entity Central Index Key	0000814547
Entity Tax Identification Number	94-1499887
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	181 Metro Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110-1346
City Area Code	408
Local Phone Number	535-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	FICO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false